Share capital and reserves	12 Months Ended
Dec. 31, 2023
Share capital and reserves
Share capital and reserves

12.Share capital and reserves

a)Authorized and issued

Unlimited common shares – 1,998,848 issued at December 31, 2023 (2022 – 1,670,071, 2021 – 1,443,293).

On November 10, 2023, the shares of the Company were consolidated on a 9:1 basis.  Common shares, options, warrants and per share amounts have been adjusted for the 9:1 share consolidation unless otherwise noted.

b)Issuances

Year ended December 31, 2023:

On January 19, 2023, the Company issued 328,777 common shares for the exercise of pre-funded warrants at $0.0009 per share in the amount of $296. An amount of $531,885 was transferred from reserves to share capital as a result.

Year ended December 31, 2022:

On October 7, 2022, the Company closed a public offering of: (i) 155,555 common share units (“Common Share Units”) at a price of $9.00 per Common Share Unit, with each Common Share Unit consisting of one common share and one warrant (“Warrant”) to purchase one common share; and (ii) 400,000 pre-funded warrant units (“Pre-Funded Units”) at a price of $8.9991 per Pre-Funded Unit, with each Pre-Funded Unit consisting of one pre-funded warrant (“Pre-Funded Warrant”) to purchase one common share and one Warrant to purchase one common share. Aggregate gross proceeds amounted to $4,999,640. The Pre-Funded Warrants have an exercise price of $0.0009 per share, and will terminate once exercised in full. The Warrants are exercisable at an exercise price of $10.98 per share expiring five years from the date of issuance.

The proceeds were allocated $3,714,757 to the derivative warrant liability (Note 12(g)) and the residual amounts of $359,868 and $925,015 were allocated to common shares and pre-funded warrants respectively.

In connection with the public offering, the Company incurred issuance costs of $1,067,153 and issued 27,777 underwriters warrants with a fair value of $185,738. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $317,301 recorded as a reduction of equity and $917,357 recorded as transaction costs on derivative warrant liability and pre-funded warrants.

On December 29, 2022, the Company issued 71,223 common shares for the exercise of Pre-Funded Warrants at $0.0009 per share in the amount of $64. An amount of $164,704 was transferred from reserves to share capital as a result.

Year ended December 31, 2021:

On February 9, 2021, the Company closed a private placement with the issuance of 231,743 units at a subscription price of CAD $26.415 per unit for gross proceeds of $4,785,935. Each unit comprised one common share and one common share purchase warrant. Each warrant entitles the holder, on exercise, to purchase one additional common share in the capital of the Company, at a price of CAD $42.30 for a period of five years from the issuance of the units, provided; however, that, if, at any time following the expiry of the statutory four month hold period, the closing price of the common shares is greater than CAD $126.81 for 10 or more consecutive trading days, the warrants will be accelerated upon notice and the warrants will expire on the 30th calendar day following the date of such notice. In addition, the Warrants were subject to typical anti-dilution provisions and a ratchet provision that provided for an adjustment in the exercise price should the Company issue or sell common shares or securities convertible into common shares at a price (or conversion price, as applicable) less than the exercise price such that the exercise price would be amended to match such lower price.

The proceeds were allocated $4,212,000 to the derivative warrant liability (Note 12(g)) and the residual $573,935 was allocated to common shares.

12.Share capital and reserves (continued)

b)Issuances (continued)

Year ended December 31, 2021 (continued):

In connection with the private placement, the Company paid $135,158 in cash commissions, incurred additional issuance costs of $6,229 and issued 6,476 finders’ warrants with a fair value of $150,000 (Note 12(e)). Each finders’ warrant is exercisable into one common share at a price of CAD $42.30 and having the same expiry, acceleration and anti-dilution provisions as the warrants included in the private placement. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $32,394 recorded as a reduction of equity and $227,132 recorded as transaction costs on derivative warrant liability.

On October 15, 2021, the Company listed its common shares on the Nasdaq Stock Market (“Nasdaq”) under the symbol “XRTX” and closed an underwritten public offering of 322,888 units (the “US IPO Offering”), with each unit consisting of one common share, no par value, and one warrant to purchase one common share at a public offering price of $37.17 per Unit, for gross proceeds of $12,001,780. The proceeds were allocated $5,998,000 to the derivative warrant liability (Note 12(g)) and the residual $7,467,772 was allocated to common shares.

The warrants have an initial exercise price of $42.93 per share and have a term of five years. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 48,433 common shares and/or warrants to purchase up to an additional 48,433 common shares at the US IPO Offering price less the underwriting discounts. On October 15, 2021, the underwriter exercised its option to purchase additional warrants to purchase up to an additional 48,433 common shares.

On November 8, 2021, the underwriter partially exercised its 45-day option for 39,444 common shares at $37.17 per share, resulting in additional gross proceeds to the Company of $1,466,150 which increased the US IPO Offering to 362,333 common shares and 371,322 warrants.

In connection with the US IPO Offering, the Company incurred issuance costs of $1,814,673 and issued 16,144 finders’ warrants with a fair value of $292,842. The costs were allocated between common shares and derivative warrant liability in proportion to their initial carrying amounts with $1,104,238 recorded as a reduction of equity and $1,003,277 recorded as transaction costs on derivative warrant liability.

The Company issued 5,678 common shares for the exercise of options in the amount of $66,502. A value of $51,783 was transferred from reserves to share capital as a result.

The Company issued 72,398 common shares for the exercise of warrants in the amount of $2,273,043. A value of $23,566 was transferred from reserves to share capital and a value of $440,669 was transferred from the derivative warrant liability to share capital as a result.

Pursuant to the terms of a consulting agreement, the Company issued 2,839 common shares with a fair value of $59,092 in exchange for services.

12.Share capital and reserves (continued)

c)Diluted Weighted Average Number of Shares Outstanding

	Year ended
	December 31,	December 31,
	2023	2022
Basic weighted average shares outstanding	1,981,734	1,479,914
Effect of outstanding securities	—	—
Diluted weighted average shares outstanding	1,981,734	1,479,914

During the years ended December 31, 2023, 2022 and 2021, the Company had a net loss; as such, the diluted loss per share calculation excludes any potential conversion of options and warrants that would decrease loss per share.

d)Common Share Purchase Warrants

A summary of the changes in warrants for the years ended December 31, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	569,655	$33.10
Granted – October 7, 2022	555,555	10.98
Balance, December 31, 2023 and 2022	1,125,210	$22.31

At December 31, 2023, the weighted average contractual remaining life of the unexercised warrants was 3.15 (2022 - 4.15) years.

The following table summarizes information on warrants outstanding at December 31, 2023:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
CAD$42.26	198,333	February 9, 2026	2.11 years
$42.93	270,211	October 15, 2026	2.79 years
$10.53	101,111	October 15, 2026	2.79 years
$10.98	555,555	October 7, 2027	3.77 years
Total	1,125,210		3.15 years

e)Pre-Funded Warrants

A summary of the changes in Pre-Funded Warrants for the years ended December 31, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	-	—
Granted – October 7, 2022	400,000	$0.0009
Exercised	(71,223)	$0.0009
Balance, December 31, 2022	328,777	$0.0009
Exercised	(328,777)	$0.0009
Balance, December 31, 2023	-	—

12.Share capital and reserves (continued)

f)Finders’ and Underwriters Warrants

A summary of the changes in finders’ and underwriters warrants for the years ended December 31, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Warrants	Exercise price
Balance, December 31, 2021	22,521	$39.61
Granted – October 7, 2022	27,777	10.98
Balance, December 31, 2023 and 2022	50,298	$23.89

At December 31, 2023, the weighted average contractual remaining life of the unexercised finders’ and underwriters warrant was 3.25  (2022 – 4.25) years.

The following table summarizes information on finders’ and underwriters warrants outstanding at December 31, 2023:

			Remaining
	Number		Contractual
Exercise Price	Outstanding	Expiry date	Life
CAD$42.30	6,377	February 9, 2026	2.11 years
$42.93	16,144	October 15, 2026	2.79 years
$10.98	27,777	October 7, 2027	3.77 years
Total	50,298		3.25 years

The fair value of the underwriters warrants issued on October 7, 2022 was estimated at $185,738 on the date of grant using the Black-Scholes option pricing model with the following assumptions: expected life of 5.0 years; expected volatility of 100%; risk free rate of 3.66%; and expected dividend yield of 0%.

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise.

Volatility is based on available historical volatility of the Company’s share price, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

12.Share capital and reserves (continued)

g)Stock Options

The Company has an incentive Stock Option Plan (the “Plan”) for directors, officers, employees, and consultants, under which the Company may issue stock options to purchase common shares of the Company provided that the amount of incentive stock options which may be granted and outstanding under the Plan at any time shall not exceed 10% of the then issued and outstanding common shares of the Company.

The fair value of stock options granted was estimated on the date of grant using the Black-Scholes option pricing model with the following data and assumptions:

	2023	2022
Dividend yield	Nil	Nil
Annualized volatility	100%	100%
Risk-free interest rate	3.25%	1.44%-3.32%
Expected life	5 years	5 years

The risk-free interest rate is the yield on zero-coupon Canadian Treasury Bills of a term consistent with the assumed option life. The expected life of the option is the average expected period to exercise.

Volatility is based on available historical volatility of the Company’s share price, excluding specific time frames in which volatility was affected by specific transactions that are not considered to be indicative of the Company’s expected share price volatility. The Company has not declared dividends in the past.

Share-based payment expense recognized was $120,984 during the year ended December 31, 2023 (2022 - $487,940; 2021 - $396,423). Compensation during 2023 related to vesting of options issued in prior years.

A summary of the changes in stock options for the years ended December 31, 2023 and 2022 is presented below:

		Weighted
	Number of	Average
	Options	Exercise price (CAD)
Balance, December 31, 2021	67,332	$27.89
Granted – January 12, 2022	14,162	22.86
Granted – June 6, 2022	43,866	14.40
Granted – November 25, 2022	7,776	12.42
Expired	(4,896)	28.67
Balance, December 31, 2022	128,240	$21.75
Granted – December 31, 2023	8,000	2.90
Expired	(32,318)	33.65
Balance, December 31, 2023	103,922	$16.60
Vested and exercisable, December 31, 2023	89,872	$16.54

12.Share capital and reserves (continued)

g)Stock Options (continued)

The weighted average contractual remaining life of the unexercised options was 3.04 (2022 - 3.43) years.

The following table summarizes information on stock options outstanding at December 31, 2023:

	Number	Number		Remaining
Exercise Price (CAD)	Outstanding	Exercisable	Expiry Date	Contractual Life
$14.76	14,669	14,669	June 23, 2025	1.48 years
$25.38	1,419	1,419	August 27, 2025	1.66 years
$29.61	6,624	6,624	January 11, 2026	2.03 years
$16.92	2,366	2,366	May 12, 2026	2.36 years
$21.69	4,732	3,811	July 14, 2026	2.54 years
$22.86	8,085	8,085	December 21, 2026	2.98 years
$22.86	11,940	7,628	January 12, 2027	3.04 years
$14.40	40,533	35,265	June 6, 2027	3.43 years
$12.42	5,554	2,005	November 25, 2027	3.90 years
$2.90	8,000	8,000	December 31, 2028	5.00 years
	103,922	89,872

h)Derivative Warrant Liability

During the years ended December 31, 2022 and 2021, the Company issued warrants which were recorded as derivative financial liabilities as the exercise price was denominated in a currency other than the functional currency of the Company and in certain situations allow the holder to exercise the warrants on a cashless basis and therefore may be settled other than by the exchange of a fixed amount of cash. Under the cashless exercise option, the holders of these warrants may elect to settle the warrants on a cashless basis if the common shares are not subject to an effective registration statement at the time the holder wishes to exercise them. A contract that may be settled by a single net payment (generally referred to as net cash settled or net equity settled) is a financial liability and not an equity instrument.

These warrants are revalued at each reporting period and any gain or loss is recorded in profit or loss.

The fair value of the warrants issued during the year ended December 31,2022 was estimated at $3,714,757 on the date of grant using the Black-Scholes option pricing model with the following assumptions: share price on date of grant of $9.09; exercise price of the warrant of $10.98; expected life of 5.0 years; expected volatility of 100%; risk free rate of 3.66%; and expected dividend yield of 0%.

Effective January 1, 2023, with the change in functional currency of the Company to USD, the exercise price of warrants previously denominated in Canadian Dollars is now denominated in a currency different than the functional currency of the Company and therefore these warrants now meet the definition of a derivative warrant liability. Accordingly, all Canadian Dollar denominated warrants recorded as equity instruments on January 1, 2023, were reclassified to derivative financial liabilities at their estimated fair value as of that date.

12.Share capital and reserves (continued)

h)Derivative Warrant Liability (continued)

The balance of the derivative warrant liabilities (level 3) is as follows:

Balance at December 31, 2020	$—
Warrants issued February 9, 2021	4,212,000
Warrants exercised	(335,950)
Fair value reclassified to reserves	(3,506,565)
Warrants issued October 15, 2021	5,998,000
Fair value adjustment	(2,636,391)
Foreign currency translation adjustment	(104,719)
Balance at December 31, 2021	$3,626,375
Warrants issued October 7, 2022	3,714,757
Fair value adjustment	(3,396,137)
Foreign currency translation adjustment	(90,592)
Balance at December 31, 2022	$3,854,403
Reclassified from reserves	318,000
Fair value adjustment	(3,641,403)
Balance at December 31, 2023	$531,000

Significant weighted average assumptions used in determining the fair value of the derivative warrant liabilities at December 31, 2023 and December 31, 2022 are as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
Share price	$2.31	$7.29	$18.45
Risk-free interest rate	3.25%-3.91%	3.55%	1.23%
Dividend yield	0%	0%	0%
Expected volatility	100%	100%	100%
Remaining term (in years)	2.1-3.8	3.8-4.8	4.8

The fair value is classified as level 3 as expected volatility is determined using historical volatility and is therefore not an observable input.

i)Share Consolidation

The shares outstanding presented have been adjusted to reflect the effect of the 9:1 share consolidation that took place on November 10, 2023. Common shares, options, and warrants and per share amounts have been adjusted for the 9:1 share consolidation unless otherwise noted. As required by IAS 33, Earnings per Share, all information with respect to the number of common shares and issuance prices for time periods prior to the share consolidation have been restated to reflect the consolidation.